Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)	Dec. 31, 2015 USD ($)
Financial risk management and financial instruments
Variable rate as a percentage of total financial assets	99.00%	99.00%	99.00%	99.00%
Fixed rate as a percentage of total financial assets	1.00%	1.00%	1.00%	1.00%
Variable rate as a percentage of total financial liabilities	40.00%	40.00%	54.00%	54.00%
Fixed rate as a percentage of total financial liabilities	60.00%	60.00%	46.00%	46.00%
Variable
Financial risk management and financial instruments
Financial assets		R 16,663		R 18,657
Financial liabilities		(54,542)		(58,908)
Net financial instruments		(37,879)		(40,251)
Fixed
Financial risk management and financial instruments
Financial assets		197		97
Financial liabilities		(83,151)		(51,144)
Net financial instruments		(82,954)		(51,047)
Interest rate swaps
Financial risk management and financial instruments
Financial assets		15		291
Financial liabilities		R (1,488)		R (45)
Interest rate swaps | Cash flow hedge
Financial risk management and financial instruments
Contract/Notional amount | $	$ 1,950		$ 2,000		$ 1,950